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As Filed with the Securities and Exchange Commission on April 1, 1999
                                      Registration Nos. 33-59261, 811-5626
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                     [ ]
   Post-Effective Amendment No.  11                                    [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 69                                                    [X]
                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

            1475 Dunwoody Drive, West Chester, PA            19380-1478
      (Address of Depositor's Principal Executive Offices)   (Zip Code)
      Depositor's Telephone Number, including Area Code (610) 425-3400

Marilyn Talman, Esq.                        COPY TO:
Golden American Life Insurance Company      Stephen E. Roth, Esq.
1475 Dunwoody Drive                         Sutherland Asbill & Brennan LLP
West Chester, PA  19380-1478                1275 Pennsylvania Avenue, N.W.
(Name and Address of Agent for Service)     Washington, D.C. 20004-2404

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check approporate box:
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on April 30, 1999 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

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                                   PART A

                                EXPLANATORY NOTE

     This filing is being made pursuant to Rule 485(b)(1)(iii) for the purpose of designating a new effective date for a previously filed post-effective amendment, which has not yet become effective.

                            DVA PLUS PROSPECTUS

     The prospectus and statement of additional information for DVA Plus are not affected by this Post-Effective Amendment and are incorporated by reference from DVA Plus' Post Effective Amendment No. 9, which was filed with the Securities and Exchange Commission on January 19, 1999.

                        GRANITE PRIMELITE PROSPECTUS

     The prospectus and statement of additional information for Granite PrimElite are not affected by this Post-Effective Amendment and are incorporated by reference from DVA Plus' Post Effective Amendment No. 9, which was filed with the Securities and Exchange Commission on April 30, 1998.



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                       PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a)   (1)   All financial statements are included in either the Prospectuses or the Statements of Additional Information, as indicated therein (or will be filed by amendment).

      (2)   Schedules I, III, IV (to be filed by amendment)

EXHIBITS

(b) (1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (to be filed by amendment)

    (2)  Not Applicable

    (3)  (a)  Distribution Agreement between the Depositor and
                Directed Services, Inc. (to be filed by amendment)
         (b)  Dealers Agreement (to be filed by amendment)
         (c)  Organizational Agreement (to be filed by amendment)
         (d) Assignment Agreement for Organizational Agreement (to be filed by amendment)

    (4)  (a)  Individual Deferred Combination Variable and Fixed Annuity
                Contract (1)
         (b)  Group Deferred Combination Variable and Fixed
                Annuity Contract (1)
         (c)  Individual Deferred Variable Annuity Contract (1)
         (d)  External Exchange Program Endorsement (2)
         (e)  DVA Update Program Schedule Page (2)
         (f)  Individual Retirement Annuity Rider Page (2)
         (g)  ROTH Individual Retirement Annuity Rider (2)

    (5)  (a)  Individual Deferred Combination Variable and Fixed Annuity
                Application (2)
         (b) Group Deferred Combination Variable and Fixed Annuity Enrollment Form (2)
         (c)  Individual Deferred Variable Annuity Application (2)

    (6)  (a)  (i) Restated Certificate of Incorporation of Golden American
                     Life Insurance Company (to be filed by amendment)
             (ii) Certificate of Amendment of the Restated Articles of
                     Incorporation of Golden American Life Insurance Company (to be filed by amendment)
         (b)  By-Laws of Golden American Life Insurance Company
              (to be filed by amendment)
         (c)  Resolution of Board of Directors for Powers of Attorney
              (to be filed by amendment)

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    (7)  Not applicable

    (8)    (a) Participation Agreement between Golden American
                and PIMCO Variable Insurance Trust (to be filed by amendment)
           (b) Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa (4)
           (c) Service Agreement between Golden American and Directed Services, Inc. (4)
           (d) Asset Management Agreement between Golden American and ING Investment Management LLC (to be filed by amendment)
           (e) Reciprocal Loan Agreement between Golden American and
                ING America Insurance Holdings, Inc.
                (to be filed by amendment)
           (f) Revolving Note Payable between Golden American and SunTrust Bank (to be filed by amendment)

    (9)  Opinion and Consent of Myles R. Tashman (to be filed by amendment)

    (10) (a)  Consent of Sutherland Asbill & Brennan LLP
                (to be filed by amendment)
         (b)  Consent of Independent Auditors (to be filed by amendment)
         (c)  Consent of Myles R. Tashman (to be filed by amendment)

    (11) Not applicable

    (12) Not applicable

    (13) Schedule of Performance Data (5)

    (14) Not applicable

    (15) Powers of Attorney

    (16) Subsidiaries of ING (5)

(1) Incorporated herein by reference to post-effective amendment No. 2 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on May 1, 1996 (File No. 33-59261).
(2) Incorporated herein by reference to pre-effective amendment No. 1 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on September 7, 1995 (File No. 33-59261).
(3) Incorporated herein by reference to post-effective amendment No. 9 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File No. 33-59261).
(4) Incorporated herein by reference to post-effective amendment No. 8 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on May 1, 1997 (File No. 33-59261).
(5) Incorporated herein by reference to post-effective amendment No. 10 to the registration statement for Separate Account B filed with the Securities and Exchange Commission on January 19, 1999
    (File No. 33-59261).
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ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR
                             Principal                 Position(s)
Name                      Business Address             with Depositor

Barnett Chernow          Golden American Life Ins. Co. President and
                         1475 Dunwoody Drive            Director
                         West Chester, PA  19380

Myles R. Tashman         Golden American Life Ins. Co. Director, Executive
                         1475 Dunwoody Drive           Vice President, General
                         West Chester, PA  19380       Counsel and Secretary

James R. McInnis         Golden American Life Ins. Co. Executive Vice
                         1475 Dunwoody Drive           President
                         West Chester, PA  19380

Stephen J. Preston       Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Actuary
                         West Chester, PA  19380

Steven G. Mandel         Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive
                         West Chester, PA  19380

Ronald R. Blasdell       Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive
                         West Chester, PA  19380

E. Robert Koster         Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Chief Financial
                         West Chester, PA  19380       Officer

David  L. Jacobson       Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Assistant Secretary
                         West Chester, PA  19380

William L. Lowe          Equitable of Iowa Companies   Senior Vice President,
                         909 Locust Street             Sales & Marketing
                         Des Moines, IA  50309

Patricia M. Corbett      Equitable of Iowa Companies   Treasurer & Assistant
                         909 Locust Street             Vice President
                         Des Moines, IA  50309

Lawrence W. Porter, M.D. Equitable of Iowa Companies   Medical Director
                         909 Locust Street
                         Des Moines, IA  50309
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ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT

The Depositor owns 100% of the stock of a newly formed New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose for the formation of First Golden is to offer variable products in the state of New York.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. The primary purpose of Directed
Services, Inc. is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING are listed in Exhibit 16.

Item 27:  Number of Contract Owners

61,586 contract owners as of February 26, 1999

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

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Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.
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ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, DSI, the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B and Alger Separate Account A of Golden American.

(b) The following information is furnished with respect to the principal officers and directors of DSI, the Registrant's
Distributor:

Name and Principal          Positions and Offices     Positions and Offices
Business Address            with Underwriter          with Depositor
------------------          ---------------------     ---------------------

R. Lawrence Roth             Director                 None
VESTAX Capital Corporation
1931 Georgetown Road
Hudson, OH  44236

Myles R. Tashman             Director, Executive      Director, Executive Vice
Directed Services, Inc.      Vice President, General  President, General
1475 Dunwoody Drive          Counsel and Secretary    Counsel and Secretary
West Chester, PA  19380

James R. McInnis             President                Executive Vice President
Directed Services, Inc.
1475 Dunwoody Drive
West Chester, PA  19380

Barnett Chernow              Executive Vice President Director and President
Directed Services, Inc.
1475 Dunwoody Drive
West Chester, PA  19380

Stephen J. Preston           Executive Vice President Executive Vice President
Directed Services, Inc.                               and Chief Actuary
1475 Dunwoody Drive
West Chester, PA  19380

David L. Jacobson            Senior Vice President    Senior Vice President
Directed Services, Inc.                               and Assistant Secretary
1475 Dunwoody Drive
West Chester, PA  19380

Jodie R. Schult              Treasurer                None
Equitable of Iowa Companies
909 Locust Street
Des Moines, IA  50309

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(c)
                     1998 Net
      Name of      Underwriting     Compensation
     Principal     Discounts and         on         Brokerage
    Underwriter    Commissions       Redemption    Commissions    Compensation
    -----------    -----------       ----------    -----------    ------------
       DSI         $115,716,000           $0            $0              $0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, PA 19380-1478 and by Equitable
Life Insurance Company, an affiliate, at 909 Locust Street, Des Moines, IA
50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


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                             SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester, and Commonwealth of Pennsylvania, on the 1st day of April, 1999.

                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Barnett Chernow*
                                     President

Attest:  /s/ Marilyn Talman
        ------------------------
         Marilyn Talman
         Vice President, Associate General Counsel
         and Assistant Secretary of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 1, 1999.

Signature                          Title
                              President and Director
--------------------          of Depositor
Barnett Chernow*



--------------------          Senior Vice President
E. Robert Koster*             and Chief Financial Officer


                DIRECTORS OF DEPOSITOR



----------------------
Myles R. Tashman*




       By:  /s/ Marilyn Talman     Attorney-in-Fact
           -----------------------
           Marilyn Talman
_______________________
*Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.
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                                EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #

15      Powers of Attorney                                      EX-99.B15


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